Fixed Income Securities, L.P.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                   May 11, 2007



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


     Re:                  Advisor's Disciplined Trust 28
                            333-122505   CIK #1301309

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 1, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on April 27, 2007.

                                Very truly yours,




                                FIXED INCOME SECURITIES, L.P.

DMS #2050955